Annual Total Returns[BarChart] - PIMCO StocksPLUS Small Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.67%)	28.64%	37.45%	6.29%	(6.64%)	24.98%	17.63%	(12.16%)	26.76%	19.76%